Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization and Description of Business
Organization and Description of Business

WESTROCK COFFEE COMPANY

(f/k/a Westrock Coffee Holdings, LLC)

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

Note 1. Organization and Description of Business

Westrock Coffee Company (f/k/a Westrock Coffee Holdings, LLC) (the “Company,” “Westrock,” “we,” “us,” or “our”), a Delaware corporation is a leading integrated coffee, tea, flavors, extracts, and ingredients solutions provider in the United States, providing coffee sourcing, supply chain management, product development, roasting, packaging, and distribution services to the retail, food service and restaurant, convenience store and travel center, non-commercial account, CPG, and hospitality industries around the world.

The Company has an 85% ownership interest in Falcon Coffees Limited, which operates our trading business and is reported within our Sustainable Sourcing & Traceability segment. Equity interests not owned by us are reflected as non-controlling interests. In the Condensed Consolidated Statements of Operations, we allocate net income (loss) attributable to non-controlling interest to arrive at net income (loss) attributable to unitholders based on their proportionate share.

The Company operates seven manufacturing facilities, three of which are located in Concord, North Carolina, two in North Little Rock, Arkansas, one in Kigali, Rwanda, and one in Johor Bahru, Malaysia.

On August 26, 2022, in accordance with the transaction agreement, dated April 4, 2022, by and among the Company, Riverview Acquisition Corp., a special purpose acquisition vehicle and a Delaware corporation (“Riverview”), and the other parties thereto (as amended, modified or supplemented, the “Transaction Agreement”), the Company completed its previously announced de-SPAC merger transaction (the “Transaction”) with Riverview. In connection with the closing of the Transaction, the Company converted from a Delaware limited liability company to a Delaware corporation and changed its corporate name from “Westrock Coffee Holdings, LLC” to “Westrock Coffee Company” (the “Conversion”).

Substantially concurrently with the closing of the Transaction, the Company has received $230.9 million in gross proceeds (which amount includes contribution to the Company of certain notes) from common stock PIPE investments at $10.00 per share (the “PIPE Financing”), $66.3 million from the trust account of Riverview, and has entered into a credit agreement (the “Credit Agreement”) among the Company, Westrock Beverage Solutions, LLC (f/k/a Westrock Coffee Company, LLC), a Delaware limited liability company and wholly owned subsidiary of the Company (“WBS”), as the borrower, Wells Fargo Bank, N.A. as administrative agent, as collateral agent, and as swingline leader, Wells Fargo Securities, LLC as sustainability structuring agent, and each issuing bank and lender party thereto, that includes (a) a senior secured first lien revolving credit facility in an initial aggregate principal amount of $175.0 million (the “Revolving Credit Facility”) and (b) a senior secured first lien term loan facility in an initial aggregate principal amount of $175.0 million (the “Term Loan Facility”). Proceeds from Transaction and new Term Loan Facility of $175.0 million were used to pay off and terminate our then existing term loan and asset-based lending agreements, and to pay expenses related to the Transaction and Credit Agreement.  Following these payments, the Company had net proceeds of approximately $87.0 million and has $175.0 million of available borrowing capacity under our Revolving Credit Facility. See Note 18 for additional disclosures related to the Transaction.

Note 1. Organization and Description of Business

Westrock Coffee Holdings, LLC (the “Company,” “Westrock,” “we,” “us,” or “our), a Delaware limited liability company is a leading integrated coffee, tea, flavors and extracts and ingredients solutions provider in the United States, providing coffee sourcing, supply chain management, product development, roasting, packaging, and distribution services to the retail, food service and restaurant, convenience store and travel center, non-commercial accounts, and hospitality industries around the world.

The Company operates seven manufacturing facilities, three of which are located in Concord, North Carolina, two in North Little Rock, Arkansas, one in Kigali, Rwanda, and one in Johor Bahru, Malaysia.

Prior to February 28, 2020, the Westrock business was operated under a holding company, Westrock Coffee Company, LLC, an Arkansas limited liability company (“Legacy Westrock”). On January 29, 2020, in connection with the pending acquisition of S&D Coffee, Inc. the Company formed Westrock Coffee Company, a Delaware limited liability company (“WCC”) as a subsidiary of the Company. On February 28, 2020, the Company engaged in a group corporate reorganization in which the owners of Legacy Westrock contributed their equity interests to the Company in exchange for equity in the Company and new unitholders contributed cash to the Company in exchange for equity in the Company. As part of this reorganization, the ownership of Westrock Coffee Roasting LLC, a legacy operating subsidiary, was transferred to WCC, Legacy Westrock was merged into Westrock Coffee Roasting, LLC, and ownership of Westrock Coffee International, LLC, the Company’s other legacy operating subsidiary that is the parent entity of our international operations, was transferred to the Company. Following these reorganization transactions, the Company became the ultimate parent of the Company’s subsidiaries and WCC acquired S&D Coffee Inc. (“S&D”) (see Note 5) and entered into new debt arrangements (see Note 13).

Based on an assessment of the ownership and control of the Company both prior to and after the reorganization, the reorganization was accounted for as a transaction under common control. As a result, the assets and liabilities of the transferred entities were recognized at their carrying amounts at the date of transfer. In addition, the reorganization has been treated with retrospective application as of the beginning of the reporting period.